ROYCE VALUE TRUST, INC.

ARTICLES OF AMENDMENT

Royce Value Trust, Inc., a Maryland corporation (the “Corporation”), does hereby certify to the State Department of Assessments and Taxation of the State of Maryland that:

FIRST:  The charter of the Corporation (the “Charter”) is hereby amended by deleting Article II of the Charter in its entirety and inserting in lieu thereof the following:

ARTICLE II

NAME

The name of the corporation (the “Corporation”) is

Royce Small-Cap Trust, Inc.

SECOND:  The amendment to the Charter that is effected by these Articles of Amendment has been approved by a majority of the entire board of directors of the Corporation and is limited to a change expressly authorized by Section 2-605(a)(1) of the Maryland General Corporation Law to be made without action by the stockholders of the Corporation.

THIRD:  These Articles of Amendment shall become effective as of 12:01 a.m., Eastern Time, on May 1, 2024.

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf on this 11th day of April, 2024, by the President of the Corporation who acknowledges that these Articles of Amendment are the act of the Corporation and that, to the best of his knowledge, information, and belief, and under penalties for perjury, the matters and facts set forth herein are true in all material respects.

ATTEST: By: /s/ John E. Denneen John E. Denneen Secretary	ROYCE VALUE TRUST, INC. By: /s/ Christopher D. Clark Name: Christopher D. Clark Title: President